Cash and cash equivalents (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents
Cash	$ 945	$ 560
Cash equivalents	2,586	7,024
Cash and cash equivalents, Total	$ 3,531	$ 7,584	$ 7,293	$ 10,331
Maturity period for classifying short-term investments as cash equivalents, maximum (in months)	3 months